Condensed Financial Information of the Parent Company - Condensed Balance Sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Assets
Cash and cash equivalents	¥ 817,395	$ 111,983	¥ 836,888
Restricted cash	0		21,248
Short-term investments	539,130	73,861	1,218,481
Prepayments and other current assets	381,404	52,252	303,841
Total assets	3,970,867	544,007	5,006,015
Liabilities
Deferred income	14,832	2,032	30,556
Total liabilities	867,852	118,895	821,242
Shareholders' equity (deficit)
Ordinary Shares	173	24	173
Treasury shares	(1,276,330)	(174,856)	(864,568)
Additional paid-in capital	12,273,767	1,681,499	12,260,208
Accumulated deficit	(8,057,297)	(1,103,845)	(7,345,153)
Accumulated other comprehensive income	86,866	11,900	60,200
Total shareholders' equity	3,052,031	418,127	4,133,307	¥ 4,722,602	¥ 5,668,906
Total liabilities, redeemable non-controlling interests and shareholders' equity	3,970,867	544,007	5,006,015
Related Party
Assets
Amounts due from subsidiaries	9,113	1,248	20,200
Parent Company
Assets
Cash and cash equivalents	428,267	58,672	275,722
Restricted cash			21,248
Short-term investments	539,130	73,861	1,076,775
Prepayments and other current assets	2,716	372	1,715
Total assets	5,674,901	777,458	5,940,097
Liabilities
Accrued expenses and other liabilities	99,258	13,598	10,662
Deficit of investments in subsidiaries and VIE	2,505,485	343,250	1,763,842
Deferred income	14,832	2,032	30,556
Total liabilities	2,619,575	358,880	1,805,060
Shareholders' equity (deficit)
Ordinary Shares	173	24	173
Treasury shares	(1,276,330)	(174,856)	(864,568)
Additional paid-in capital	12,273,767	1,681,499	12,260,208
Accumulated deficit	(8,029,150)	(1,099,989)	(7,320,976)
Accumulated other comprehensive income	86,866	11,900	60,200
Total shareholders' equity	3,055,326	418,578	4,135,037
Total liabilities, redeemable non-controlling interests and shareholders' equity	5,674,901	777,458	5,940,097
Parent Company | Related Party
Assets
Amounts due from subsidiaries	¥ 4,704,788	$ 644,553	¥ 4,564,637